EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands of $)	2014	2013	2013
Basic:
Net income available to stockholders	63,092	57,442	89,206
Diluted:
Net income available to stockholders	63,092	57,442	89,206
Interest expense on convertible bonds	11,203	7,102	5,092
	74,295	64,544	94,298

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands)	2014	2013	2013
Basic earnings per share:
Weighted average number of common shares outstanding	93,277	85,694	89,508
Diluted earnings per share:
Weighted average number of common shares outstanding	93,277	85,694	89,508
Effect of dilutive share options	58	82	163
Effect of dilutive convertible debt	23,333	22,220	5,753
	116,668	107,996	95,424